Auditor’s remuneration - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Additional fees for prior year services	$ 1,000	$ 500	$ 3,600
Auditor's remuneration	58,000	54,000	49,000
Total audit expenses, excluding interim services	52,000	41,000	43,000
Interim audit-related assurance services	5,000	11,000	4,000
Taxation compliance services	0	0	0
Auditor's remuneration for corporate finance, services related to defined benefit plants, and non-audit and other assurance	$ 1,000	$ 2,000	$ 2,000